Related party transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Mr. Anthony So, Director, Chief Executive Officer
Commissions and/or Consultancy Fees	[1],[2]	$ 643	$ 857	$ 857
Mr. Kim Wah Chung, Director
Commissions and/or Consultancy Fees	[2]	171	170	160
Mr. Woo-Ping Fok, Director
Commissions and/or Consultancy Fees
Mr. Andrew So, Director, Chief Operating Officer
Commissions and/or Consultancy Fees		249	249	124
Mr. Henry Schlueter, Director and Assistant Secretary
Commissions and/or Consultancy Fees	[3]	62	60	55
Mr. Albert So, Director, Chief Financial Officer and Secretary
Commissions and/or Consultancy Fees		$ 152	$ 181	$ 109

[1]	Apart from the emoluments paid by the Company as shown above, one of the properties of the Company in Hong Kong is also provided to Mr. Anthony So for his accommodation.
[2]	The amount for the year ended March 31, 2015, included unpaid vacation payments of $57,000 and $9,000 for Mr. Anthony So and Mr. Kim Wah Chung, respectively. The amount for the year ended March 31, 2016, included unpaid vacation payments of $57,000, $10,000, and $12,000 for Mr. Anthony So, Mr. Kim Wah Chung, and Mr. Albert So, respectively. The amount for the year ended March 31, 2017, included unpaid vacation payments of $43,000 and $11,000 for Mr. Anthony So and Mr. Kim Wah Chung, respectively.
[3]	The amounts for the years ended March 31, 2015, 2016 and 2017 represented professional fees paid to Schlueter & Associates, P.C. the Company's SEC counsel, in which Mr. Henry Schlueter is one of the principals.